Investment Strategy - Pinnacle Multi-Strategy Core Fund	Jan. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to meet its investment objective by investing, under normal market conditions, in foreign and domestic (i) equity securities of all market capitalizations, (ii) fixed income securities of any credit quality, and (iii) cash and cash equivalents. The Fund intends to generally invest in a mix of asset classes. The Fund may invest in individual securities or in exchange traded funds (“ETFs”) and may invest in emerging markets. The Fund actively trades its portfolio investments.

The Adviser uses four proprietary risk management signals to determine the Fund’s equity, fixed income, and/or cash allocations: The Pinnacle Short-Intermediate Term Signal reviews domestic equity industry groups to determine whether domestic equities are trending upward. The Pinnacle Intermediate-Term RS Signal compares three equity indices to cash on a daily basis to determine whether domestic equities are trending upward. The Pinnacle Multi-Term Signal measures technical indicators and thresholds on a weekly basis to determine whether assets should remain invested in foreign or domestic equities. The Pinnacle Long-Term Signal measures market analytics over a 6-month or longer time period to determine whether assets based on this signal are invested in foreign or domestic equities.

The process follows these general steps: (1) the expected market trend, as determined by the risk management signals, for equity securities over a period is examined; (2) if equities are trending upward for the applicable period based on the risk management signal, the assets allocated based on that particular signal are invested in equities based on the Pinnacle Relative Strength Investment Rankings of equity asset classes, equity sectors and subsectors that are representative of the entire market; and (3) if equities are trending downward based on the risk management signal, the assets allocated based on that particular management signal are invested in fixed income securities or cash. The Pinnacle Relative Strength Investment Rankings compare equities on intermediate-term price performance to each other and to broad-based equity indices. The higher-ranking equity asset classes, sectors, and subsectors will provide at least 75% of the equity exposure of the Fund. The Fund may invest up to 25% in individual equities.